STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Oct. 31, 2022
Equity [Abstract]
SCHEDULE OF CUMULATIVE DIVIDENDS

Cumulative dividends earned as of July 31, 2023 and 2022 are set forth in the table below:

	Stockholders at Period End	Accumulated Dividends
Balance at October 31, 2021	35	$173,496
Issued	-	126,542
Converted	(35)	(300,038)
Balance at July 31, 2022	-	$-

Balance at October 31, 2022	-	$-
Issued	-	-
Converted	-	-
Balance at July 31, 2023	-	$-

Cumulative dividends earned as of October 31, 2022 and 2021 are set forth in the table below:

	Stockholders at Period End	Accumulated Dividends
Balance at October 31, 2020	11	$48,516
Issued	24	124,980
Balance at October 31, 2021	35	173,496
Issued	-	126,542
Converted	(35)	(300,038)
Balance at October 31, 2022	-	$-

SCHEDULE OF FAIR VALUE OPTIONS ASSUMPTIONS

The fair value of the options granted during the periods presented, was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	July 31, 2023	July 31, 2022
Risk-free interest rate	-	1.67%-2.99%
Dividend yield	-	0.00
Volatility factor	-	195%-198%
Weighted average expected life	-	10

The fair value of the options granted during the periods presented was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	October 31, 2022	October 31, 2021
Risk-free interest rate	1.67%-2.99	0.62%-1.26%
Dividend yield	0.00	0.00
Volatility factor	195%-198%	198.47%-227.05%
Weighted average expected life	10	8.16

SCHEDULE OF SHARE BASED COMPENSATION STOCK OPTION

The table below presents option activity for the nine months ended July 31, 2023 and 2022:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic value
Balance at October 31, 2021	1,085,769	$8.18	7.56	$1,395,000
Options exercised	-	-	-	-
Options granted	205,767	26.00	9.91	2,675,000
Options expired	-	-	-	-
Options forfeited	(167,460)	(13.00)	(8.9)	(2,247,140)
Balance at July 31, 2022	1,124,076	$8.40	7.89	$19,420,800

Balance at October 31, 2022	1,124,076	10.79	7.64	19,873,680
Options exercised	-	-	-	-
Options granted	-	-	-	-
Options expired	-	-	-	-
Options forfeited	(1,922)	(4.94)	(6.42)	-
Balance at July 31, 2023	1,122,154	$10.80	6.89	$19,873,680

The table below presents option activity for the years ended October 31, 2022 and 2021:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic value
Balance at October 31, 2020	498,846	$2.60	6.85	$-
Options exercised	-	-	-	-
Options granted	586,923	12.74	7.97	-
Options expired	-	-	-	-
Options forfeited	-	-	-	-
Balance at October 31, 2021	1,085,769	8.18	7.56	1,395,000

Options exercised	-	-	-	-
Options granted	205,767	26.00	9.91	-
Options expired	-	-	-	-
Options forfeited	(167,460)	(13.00)	(8.90)	(2,247,140)
Balance at October 31, 2022	1,124,076	$10.79	7.64	$19,873,680

SCHEDULE OF COMMON STOCK UNDERLYING OUTSTANDING WARRANTS

A summary of the Company’s common stock underlying the outstanding warrants as of July 31, 2023 and July 31, 2022 is as follows:

	Underlying Number of Shares	Average Exercise Price	Weighted Average Life
Outstanding – October 31, 2021	523,300	$19.50	3.32
Warrants A – Granted during the period	-	-	-
Warrants B – Granted during the period	-	-	-
Warrants A – Expired during the period	-	-	-
Warrants B – Expired during the period	-	-	-
Outstanding – July 31, 2022	523,300	$19.50	2.57

Outstanding at October 31, 2022	523,300	19.50	2.32
Warrants A – Granted during the period	-	-	-
Warrants B – Granted during the period	-	-	-
Warrants A – Expired during the period	(74,623)	13.00	-
Warrants B – Expired during the period	-	-	-
Outstanding – July 31, 2023	448,677	$20.58	1.89

A summary of the Company’s common stock underlying the outstanding warrants as of October 31, 2022 is as follows:

	Underlying Number of Shares	Average Exercise Price	Weighted Average Life
Outstanding - October 31, 2020	157,690	$19.50	4.32
Warrants A - Granted during the period	182,805	13.00	2.45
Warrants B - Granted during the period	182,805	26.00	.53
Outstanding - October 31, 2021	523,300	19.50	3.32
Warrants A - Granted during the period	-	-	-
Warrants B - Granted during the period	-	-	-
Outstanding - October 31, 2022	523,300	$19.50	2.32